UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ];  Amendment Number:_______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              CPR Asset Management
Address:           10 place des Cinq Martyrs du Lycee Buffon
                   75015 Paris
                   France

Form 13F File Number:  28-____ (initial filing.)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alain Seuge
Title:   Head of Group Compliance, Credit Agricole S.A.
Phone:   33.1.43.23.40.80

Signature, Place, and Date of Signing




/s/ Alain Seuge                Paris, France             24 June 2005
______________________         ____________________      _________________
[Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE; (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         28-11373                           Credit Agricole S.A.